Right Of Use Assets - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Renewals, remeasurements and dispositions	$ 43.7